Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standards also establish a framework for measuring fair value and a valuation hierarchy based upon the transparency of inputs used in the valuation of an asset or liability. Classification within the hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The valuation hierarchy contains three levels:

•	Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets

•

Level 2 — Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable

•	Level 3 — Significant inputs to the valuation model are unobservable

As of September 30, 2011 and December 31, 2010 there were no transactions measured at fair value on a nonrecurring basis. The following table shows assets and liabilities measured at fair value on a recurring basis as of September 30, 2011 and December 31, 2010 and the input categories associated with those assets and liabilities.

	$1,001,622	$1,001,622	$1,001,622
Fair value measurements on a recurring basis September 30, 2011
	Level 1	Level 2	Level 3
Convertible securities	$—	$—	$23,857

Total liabilities at fair value	$—	$—	$23,857

	$1,001,622	$1,001,622	$1,001,622
Fair value measurements on a recurring basis December 31, 2010
	Level 1	Level 2	Level 3
Convertible securities	$—	$—	$1,001,622

Total liabilities at fair value	$—	$—	$1,001,622

The following schedule shows the changes in fair value measurements during the nine months ended September 30, 2011:

Fair market value as of December 31, 2010	$(1,001,622)
Unrealized loss from change in fair market value	(185,944)
Fair market value of derivatives settled upon conversion of Preferred Stock to common shares	1,163,709

Fair market value as of September 30, 2011	$(23,857)

The Company had current derivative liabilities resulting from the antidilutive features on its common stock warrants, Series A Convertible Preferred Stock, and Series B Convertible Preferred Stock. The estimated fair value of the convertible securities liability is revalued at each balance sheet date, with changes in value recorded as other income or expense in the consolidated statements of operations. As discussed in Note 8, Stockholders’ Equity, on June 21, 2011, pursuant to the agreement with the holder of our Series A and Series B Preferred Stock outstanding, the holder converted 772 shares of Series A Preferred and 773 shares of Series B Preferred with combined stated value of $1.8 million into 772,500 units under a private placement of common stock and warrants. The fair value of the antidilutive provision for those shares on June 21, 2011, of $1.2 million was reclassed to additional paid in capital upon the conversion of the preferred shares.